Related Party Transactions - Amounts Due from (to) Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction
Amounts due from related parties (Note 13)	$ 2,020	$ 2,230
Amount due to related parties (Note 13)	$ 7,202	$ 1,835
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
KOAS
Related Party Transaction
Amount due to related parties (Note 13)	$ 3,132	$ 1,339
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
KNOT and affiliates
Related Party Transaction
Amount due to related parties (Note 13)	$ 4,070	$ 496
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Related Party
Related Party Transaction
Amounts due from related parties (Note 13)	$ 2,020	$ 2,230
Related Party | KOAS
Related Party Transaction
Amounts due from related parties (Note 13)	$ 2,307	$ 521